Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) - Universal and Variable Life Contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Secondary Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 8,363	$ 8,097
Net amount at risk (7)	$ 70,225	$ 72,310
Average attained age of policyholders	55 years	54 years
Paid-Up Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 3,337	$ 3,461
Net amount at risk (7)	$ 17,785	$ 19,047
Average attained age of policyholders	62 years	62 years